Schedule of Bank Borrowings Interest (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Short-Term Debt [Line Items]
Interest expense	$ 55,636	$ 75,184	$ 81,333
Property Loan [Member]
Short-Term Debt [Line Items]
Interest expense	10,065	13,602	9,389
Bridging Loan [Member]
Short-Term Debt [Line Items]
Interest expense	27,227	36,793	55,982
Trust Receipt [Member]
Short-Term Debt [Line Items]
Interest expense	$ 18,344	$ 24,789	$ 15,962